INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAX EXPENSE
Summary of income tax expense (benefit)

	2018	2017	2016
Year ended 31 December	US$’000	US$’00	US$’000
a) The components of income tax expense (benefit) comprise:
Current tax expense (benefit)	2,301	(4,688)	1,563
Deferred tax expense	15,189	2,815	142
Total income tax expense (benefit)	17,490	(1,873)	1,705

b) The prima facie tax on loss from ordinary activities before income tax is reconciled to the income tax as follows:

Loss before income tax	(10,649)	(24,308)	(43,989)

Prima facie tax expense (benefit) at the Group’s statutory income tax rate of 30%	(3,195)	(7,293)	(13,197)

Resulting from:

- Change in US Federal tax rate	—	18,821	—
- Difference of tax rate in US controlled entities	3,182	(53)	(2,161)
- Impact of direct accounting from US controlled entities	—	(8)	(98)
- Share-based compensation	205	781	539
- Other allowable items	1,409	(83)	314
- US withholding tax net of foreign tax credit	2,301	—	—
- Deemed interest payment due to US restructuring	(6,214)	—	—
- Refundable AMT Credits	—	(4,688)	—
- Change in recognised tax assets	—	9,471	16,308
- Change in recognised tax assets due to IRC Section 382 Limitation	19,802	—	—
- Change in recognised tax assets due to Tax Reform	—	(18,821)	—
Total income tax expense (benefit)	17,490	(1,873)	1,705

c) Unused tax losses and temporary differences for which no deferred tax asset has been recognised at 30%	47,245	36,672	46,022

d) Deferred tax charged directly to equity:
- Equity raising costs	—	821	(986)
- Currency translation adjustment	—	(952)	73